CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended	33 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	May 31, 2021	Feb. 28, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) attributable to CLS Holdings USA, Inc.	$ (997,296)	$ (3,712,772)	$ (918,669)	$ (5,707,184)	$ (15,890,514)	$ (30,657,973)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on settlement of note receivable	(522,246)	0	(2,218,574)	0
Changes in assets and liabilities:
Funds held in escrow			0	(150,000)
Gain on contingent liabilities					0	(275,000)
Loss on extinguishment of debt					6,105,679	0
Gain on modification of leases					(14,889)	(28,511)
Loss on disposal of assets					0	16,817
Impairment of goodwill					0	25,185,003
Fair value of cancellation of shares issued to consultants			0	(25,750)	(25,750)	0
Amortization of debt discounts			132,735	1,185,210	2,203,234	1,647,664
Fair value of shares vested by officers			8,780	80,813	109,313	154,014
Impairment of note receivable	0	2,498,706		2,498,706	2,498,706	0
Depreciation and amortization expense			535,361	511,036	685,292	449,192
Fair value of shares issued to consultants					0	45,000
Bad debt expense	2,329	0	2,329	5,927	15,798	108,392
Accounts receivable			(160,067)	(121,955)	(539,324)	(106,230)
Prepaid expenses and other current assets			(6,385)	(158,949)	(28,221)	(122,936)
Inventory			(1,114,556)	(394,414)	(652,810)	171,591
Interest receivable			0	2,500	2,500	(224,517)
Right of use asset	82,479		240,736	266,734	341,035	1,300,392
Accounts payable and accrued expenses			266,417	6,865	435,742	(74,319)
Accrued interest			95,050	258,113	258,113	1,300,715
Deferred tax liability			793,322	0	2,490,295	0
Contingent liability					(150,000)	(850,000)
Operating lease liability			(213,827)	(314,311)	(379,358)	(1,202,259)	$ (1,581,619)	$ 1,787,472
Net cash used in operating activities			(2,557,348)	(2,056,659)	(2,535,159)	(3,162,965)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to purchase property, plant and equipment			(165,875)	(181,266)	(269,437)	(1,923,338)
Cash paid for construction deposit on grow facility			(82,500)	0
Payments to purchase intangible assets					0	(22,030)
Loan made to borrower under note receivable					0	(175,000)
Proceeds from collection of note receivable			2,218,574	1,544,291	1,544,291	1,682,278
Net cash provided by (used in) investing activities			1,970,199	1,363,025	1,274,854	(438,090)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan payable			808,800	0
Repayments of loans payable			(566,339)	0
Proceeds from debenture offering	514,100		2,500,000	0
Principal payments on notes payable			(365,991)	0	0	(3,999,168)
Net cash used in financing activities			2,376,470	0	0	(3,999,168)
Net increase in cash and cash equivalents			1,789,321	(693,634)	(1,260,305)	(7,600,223)
Cash and cash equivalents at beginning of period			1,665,263	2,925,568	2,925,568	10,525,791	10,525,791	10,525,791
Cash and cash equivalents at end of period	$ 3,454,584	$ 2,231,934	3,454,584	2,231,934	1,665,263	2,925,568	$ 1,665,263	$ 3,454,584
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid			1,221,173	943,817	943,817	307,612
Income taxes paid			0	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for services issued from stock payable					230,470	0
Adoption of lease standard ASU 2016-02					0	2,675,310
Capitalized interest on convertible debentures			0	212,601	212,601	1,553,082
Shares issued for conversion of notes payable			281,000	0	0	25,857
Shares issued for services issued from stock payable			0	122,720
Initial ROU asset and lease liability			229,412	0	1,187,615
Original issue discount on notes payable			1,875,000	0
Fair value of warrants issued with debenture offering			$ 98,448	$ 0
Capitalized interest on note receivable					0	399,453
Reclassification of deposit to fixed assets					0	281,966
Initial lease right of use asset and lease liability from lease modification					$ 1,172,726	$ 0